Transactions and balances with related parties	12 Months Ended
Dec. 31, 2019
Transactions and balances with related parties
Transactions and balances with related parties

(20) Transactions and balances with related parties

(a)   Transactions with management

Compensation

The following table shows the compensation paid to the directors and executives for services provided in their respective positions for the years ended December 31, 2019, 2018 and 2017:

	December 31,
	2019	2018	2017
Compensation	$52,635	61,189	56,201

(b)   Transactions with other related parties

Below is a summary of the Company’s transactions and balances with other related parties, which are comprised of affiliates that are under common control:

i. Revenues

	Transaction value			Balance as of
	December 31,			December 31,
	2019	2018	2017	2019	2018	2017
Sales of products to:
Vimifos, S.A. de C.V.	$9,323	8,812	47,344	$785	99	326
Frescopack, S.A. de C.V.	58	—	10	58	—	—
Taxis Aéreos del Noroeste, S.A. de C.V.	42	28	1,013	—	—	—
Alimentos Kowi, S.A. de C.V.	934	—	—	337	—	—
Sonora Agropecuaria, S.A. DE C.V.	178,624	—	—	12,494	—	—
	$188,981	8,840	48,367	$13,674	99	326

ii. Expenses and balances payable to related parties

	Transaction value			Balance as of
	December 31,			December 31,
	2019	2018	2017	2019	2018	2017
Purchases of food, raw materials and packing supplies
Vimifos, S.A. de C.V.	$582,458	557,490	392,226	$41,399	103,371	12,830
Frescopack, S.A. de C.V.	148,210	193,396	179,357	26,233	28,951	29,537
Pulmex 2000, S.A. de C.V.	20,667	37,794	26,700	3,976	5,227	8,138
Qualyplast, S.A. de C.V.	244	230	95	—	41	—
Alimentos Kowi, S.A. de C.V.	907	—	—	2	—	—
Sonora Agropecuaria, S.A. DE C.V.	3,374	—	—	—	—	—
Purchases of vehicles, tires and spare parts
Maquinaria Agrícola, S.A. de C.V.	$—	—	793	5	64	64
Llantas y Accesorios, S.A. de C.V.	38,947	38,581	35,225	4,213	3,374	4,207
Autos y Accesorios, S.A. de C.V.	10,776	18,776	24,645	124	4,712	57
Autos y Tractores de Culiacán, S.A. de C.V.	11,519	17,671	14,037	149	1,486	79
Camiones y Tractocamiones de Sonora, S.A. de C.V.	270,968	19,490	85,448	149	216	172
Agencia MX-5, S.A de C.V.	904	47	15	9	7	4
Alfonso R. Bours, S.A. de C.V.	187	307	428	49	40	95
Cajeme Motors S.A. de C.V.	183	30	29	89	5	1
Airplane leasing expenses
Taxis Aéreos del Noroeste, S.A. de C.V.	$24,971	8,368	7,854	307	20	68
				$76,704	147,514	55,252

As of December 31, 2019, 2018 and 2017, balances payable to related parties correspond to current accounts denominated in pesos that bear no interest and are payable on a short-term basis.